UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

ALLIANCEBERNSTEIN TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2008

Date of reporting period: August 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Value Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.2%
Financials - 27.0%
Capital Markets - 4.2%
Credit Suisse Group AG (a)	112,600	$5,222,691
Deutsche Bank AG (a)	45,800	3,889,639
The Goldman Sachs Group, Inc.	11,600	1,902,052
Lehman Brothers Holdings, Inc.	43,500	699,915
Morgan Stanley	93,000	3,797,190

		15,511,487

Commercial Banks - 7.9%
Bank Hapoalim BM	198,400	771,731
Bank Leumi Le-Israel	217,500	897,056
Barclays PLC	228,300	1,460,865
BNP Paribas SA (a)	58,300	5,229,808
Canadian Imperial Bank of Commerce/Canada (a)	34,094	2,060,475
Credit Agricole SA (a)	139,853	2,964,982
HBOS PLC	531,170	3,040,394
Industrial Bank of Korea	31,400	445,982
Kookmin Bank	22,400	1,225,463
Royal Bank of Scotland Group PLC (London Virt-X)	913,831	3,886,592
Standard Bank Group Ltd.	49,423	576,610
Sumitomo Mitsui Financial Group, Inc. (a)	565	3,420,634
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	2,800	334,768
Wachovia Corp.	191,600	3,044,524

		29,359,884

Consumer Finance - 0.6%
ORIX Corp. (a)	19,230	2,342,640

Diversified Financial Services - 5.2%
Bank of America Corp.	117,110	3,646,805
Citigroup, Inc.	61,800	1,173,582
Fortis (Euronext Brussels) (a)	154,466	2,138,774
ING Group (a)	156,600	4,878,767
JP Morgan Chase & Co.	190,700	7,340,043

		19,177,971

Insurance - 8.8%
Allianz SE (a)	32,200	5,363,690
Allstate Corp.	52,600	2,373,838
American International Group, Inc.	209,300	4,497,857
Aviva PLC	302,069	2,819,680

Fairfax Financial Holdings Ltd. (a)	6,100	1,338,576
Fondiaria-Sai SpA (ordinary shares) (a)	49,600	1,374,299
Genworth Financial, Inc.-Class A	90,800	1,457,340
Hartford Financial Services Group, Inc.	18,100	1,141,748
Industrial Alliance Insurance and Financial Services, Inc. (a)	26,200	911,744
MetLife, Inc.	72,400	3,924,080
Muenchener Rueckversicherungs AG (a)	21,671	3,364,571
Sanlam Ltd.	283,350	653,655
The Travelers Co.,Inc.	56,030	2,474,285
XL Capital Ltd.-Class A	42,100	846,210

		32,541,573

Thrifts & Mortgage Finance - 0.3%
Federal Home Loan Mortgage Corp.	91,100	410,861
Federal National Mortgage Association	104,800	716,832

		1,127,693

		100,061,248

Energy - 18.5%
Oil, Gas & Consumable Fuels - 18.5%
Apache Corp.	23,200	2,653,616
BP PLC	185,000	1,778,143
Chevron Corp.	108,200	9,339,824
China Petroleum & Chemical Corp.-Class H	1,874,000	1,804,695
ConocoPhillips	112,250	9,261,747
Devon Energy Corp.	20,600	2,102,230
ENI SpA (a)	128,750	4,176,302
Exxon Mobil Corp.	34,600	2,768,346
Imperial Oil Ltd. (a)	47,800	2,458,427
LUKOIL (Sponsored) (ADR)	34,100	2,533,630
Nexen, Inc. (a)	62,200	1,949,535
Nippon Mining Holdings, Inc. (a)	427,500	2,374,586
Petro-Canada (a)	87,100	3,851,333
PTT PCL	88,500	682,360
Repsol YPF SA (a)	77,300	2,390,925
Royal Dutch Shell PLC-Class A (a)	238,762	8,309,202
StatoilHydro ASA (a)	130,850	4,013,878
Thai Oil PCL	633,200	920,026
Total SA (a)	71,800	5,157,834

		68,526,639

Materials - 13.4%
Chemicals - 5.9%
BASF SE (a)	90,400	5,215,546
Dow Chemical Co.	104,700	3,573,411
E.I. Du Pont de Nemours & Co.	60,900	2,706,396
Koninklijke Dsm NV (a)	36,600	2,106,501
Mitsubishi Chemical Holdings Corp. (a)	590,500	3,340,733
Mitsui Chemicals, Inc. (a)	373,000	1,841,001
Solvay SA-Class A (a)	24,800	3,036,388

		21,819,976

Metals & Mining - 6.3%
Antofagasta PLC	33,600	377,666
ArcelorMittal (Euronext Amsterdam) (a)	51,400	4,032,018
ArcelorMittal (Euronext Paris) (a)	622	48,797
Barrick Gold Corp. (a)	69,300	2,411,598
BHP Billiton Ltd. (a)	35,100	1,232,774
China Steel Corp. (GDR) (b)	21,240	525,210
Gerdau SA (Sponsored) (ADR)	27,600	516,396
Hyundai Steel Co.	12,990	601,202
JFE Holdings, Inc. (a)	120,000	5,071,195
Kazakhmys PLC	83,000	1,947,700
MMC Norilsk Nickel (ADR)	67,500	1,333,800
Norsk Hydro ASA (a)	252,050	2,685,993
OZ Minerals Ltd. (a)	327,107	486,997
Xstrata PLC	36,470	2,033,318

		23,304,664

Paper & Forest Products - 1.2%
Stora Enso Oyj-Class R (a)	181,200	1,815,541
Svenska Cellulosa AB-Class B (a)	226,700	2,575,376

		4,390,917

		49,515,557

Consumer Discretionary - 8.3%
Auto Components - 0.9%
Compagnie Generale des Etablissements Michelin-Class B (a)	33,100	2,145,541
Hyundai Mobis	12,590	1,045,438

		3,190,979

Automobiles - 2.0%
Nissan Motor Co. Ltd. (a)	603,200	4,581,959
Renault SA (a)	35,100	2,930,962

		7,512,921

Hotels, Restaurants & Leisure - 0.3%
TUI AG (a)	65,200	1,296,681

Household Durables - 1.2%
Black & Decker Corp.	19,100	1,208,075
Sharp Corp. (a)	247,000	3,142,594
Taylor Wimpey PLC	177,984	174,925

		4,525,594

Internet & Catalog Retail - 0.6%
Home Retail Group PLC	446,500	2,055,674

Media - 2.6%
CBS Corp.-Class B	136,600	2,210,188
Gannett Co., Inc.	77,600	1,380,504
Lagardere SCA (a)	30,713	1,714,453
Time Warner, Inc.	260,200	4,259,474

		9,564,619

Multiline Retail - 0.7%
Macy’s, Inc.	128,200	2,669,124

		30,815,592

Health Care - 7.8%
Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	47,000	2,584,060
McKesson Corp.	54,200	3,131,676

		5,715,736

Pharmaceuticals - 6.3%
GlaxoSmithKline PLC	177,800	4,183,784
Merck & Co., Inc.	116,800	4,166,256
Pfizer, Inc.	347,400	6,638,814
Sanofi-Aventis SA (a)	60,161	4,268,155
Schering-Plough Corp.	46,000	892,400
Wyeth	74,000	3,202,720

		23,352,129

		29,067,865

Telecommunication Services - 6.0%
Diversified Telecommunication Services - 4.2%
AT&T, Inc.	169,300	5,415,907
China Netcom Group Corp., Ltd.	195,500	462,522
Deutsche Telekom AG-Class W (a)	127,900	2,117,767
France Telecom SA (a)	73,500	2,167,145
Tele2 AB-Class B (a)	61,000	938,250
Telecom Italia SpA (ordinary shares) (a)	884,900	1,423,238
Telecom Italia SpA (savings shares) (a)	565,000	716,126
Verizon Communications, Inc.	71,800	2,521,616

		15,762,571

Wireless Telecommunication Services - 1.8%
Sprint Nextel Corp.	275,500	2,402,360
Vodafone Group PLC	1,664,812	4,254,499

		6,656,859

		22,419,430

Industrials - 4.5%
Aerospace & Defense - 0.5%
Northrop Grumman Corp.	27,800	1,914,030

Airlines - 1.5%
Air France-KLM (a)	68,200	1,640,822
Deutsche Lufthansa AG (a)	152,300	3,270,396
Westjet Airlines Ltd. (a)(c)	56,700	804,736

		5,715,954

Industrial Conglomerates - 0.4%
Tyco International Ltd.	33,350	1,430,048

Machinery - 0.5%
Caterpillar, Inc.	26,800	1,895,564

Marine - 1.1%
Mitsui OSK Lines Ltd. (a)	276,000	3,271,172
Nippon Yusen KK (a)	86,000	686,302

		3,957,474

Road & Rail - 0.4%
Ryder System, Inc.	23,600	1,522,672

Trading Companies & Distributors - 0.1%
Finning International, Inc. (a)	15,500	352,684

		16,788,426

Information Technology - 4.4%
Communications Equipment - 0.9%
Motorola, Inc.	272,900	2,570,718
Nokia OYJ (a)	27,800	696,039

		3,266,757

Computers & Peripherals - 2.4%
Asustek Computer, Inc.	459,673	1,056,777
Compal Electronics, Inc. (GDR) (b)	151,535	663,723
Compal Electronics, Inc.	275,661	247,281
Fujitsu Ltd. (a)	524,000	3,621,814
Toshiba Corp. (a)	346,000	1,929,931
Western Digital Corp. (c)	53,500	1,458,410

		8,977,936

Electronic Equipment & Instruments - 0.3%
Flextronics International Ltd. (c)	129,500	1,155,140

Semiconductors & Semiconductor Equipment - 0.8%
Hynix Semiconductor, Inc. (c)	30,800	542,065
Samsung Electronics Co., Ltd.	1,500	703,607
Siliconware Precision Industries Co.	192,595	263,359
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored) (ADR)	91,535	888,807
United Microelectronics Corp.	1,229,044	512,374

		2,910,212

		16,310,045

Consumer Staples - 4.3%
Food & Staples Retailing - 1.6%
Koninklijke Ahold NV (a)	195,800	2,448,045
The Kroger Co.	90,900	2,510,658
Safeway, Inc.	33,600	885,024

		5,843,727

Tobacco - 2.7%
Altria Group, Inc.	230,450	4,846,364
Philip Morris International, Inc.	100,350	5,388,795

		10,235,159

		16,078,886

Utilities - 3.0%
Electric Utilities - 2.3%
E.ON AG (a)	73,800	4,309,896
The Tokyo Electric Power Co. Inc (a)	138,400	3,948,620

		8,258,516

Multi-Utilities - 0.7%
A2A SpA (a)	366,600	1,145,808
Wisconsin Energy Corp.	32,700	1,529,379

		2,675,187

		10,933,703

Total Common Stocks (cost $416,870,129)		360,517,391

NON-CONVERTIBLE - PREFERRED STOCKS - 0.4%
Materials - 0.3%
Metals & Mining - 0.3%
Usinas Siderurgicas de Minas Gerais SA-Class A	32,775	1,150,141

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Samsung Electronics Co., Ltd.	1,300	431,803

Total Non-Convertible - Preferred Stocks (cost $847,868)		1,581,944

SHORT-TERM INVESTMENTS - 2.5%
Investment Companies - 2.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (d) (cost $9,418,291)	9,418,291	9,418,291

Total Investments - 100.1% (cost $427,136,288)		371,517,626
Other assets less liabilities - (0.1)%		(517,363)

Net Assets - 100.0%		$371,000,263

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
S&P 500 Index Futures	8	September 2008	$2,433,851	$2,565,200	$131,349

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at August 31, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 12/15/08	6,835	$6,169,476	$5,796,968	$(372,508)
Australian Dollar settling 12/15/08	7,106	6,357,525	6,026,812	(330,713)
Australian Dollar settling 12/15/08	8,518	7,623,525	7,224,371	(399,154)
Canadian Dollar settling 12/15/08	6,155	5,903,340	5,791,271	(112,069)
Canadian Dollar settling 12/15/08	6,355	6,070,419	5,979,453	(90,966)
Canadian Dollar settling 12/15/08	7,285	6,942,856	6,854,494	(88,362)
Euro settling 12/15/08	6,055	9,312,742	8,833,786	(478,956)
Euro settling 12/15/08	6,238	9,565,412	9,100,769	(464,643)
Euro settling 12/15/08	5,177	7,912,475	7,552,850	(359,625)
Norwegian Krone settling 12/15/08	22,779	4,339,353	4,156,737	(182,616)
Norwegian Krone settling 12/15/08	23,570	4,477,073	4,301,079	(175,994)
Norwegian Krone settling 12/15/08	27,539	5,227,878	5,025,347	(202,531)
Swedish Krona settling 12/15/08	37,532	6,103,757	5,781,785	(321,972)
Swedish Krona settling 12/15/08	38,587	6,271,902	5,944,307	(327,595)
Swedish Krona settling 12/15/08	39,644	6,438,097	6,107,137	(330,960)
Sale Contracts:
Japanese Yen settling 12/15/08	1,632,729	15,222,871	15,095,204	127,667
Japanese Yen settling 12/15/08	1,670,253	15,427,736	15,442,127	(14,391)
Japanese Yen settling 12/15/08	905,213	8,329,312	8,369,040	(39,728)
Swiss Franc settling 12/15/08	2,053	1,948,872	1,866,418	82,454
Swiss Franc settling 12/15/08	2,115	2,001,609	1,922,784	78,825

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at August 31, 2008	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Swiss Franc settling 12/15/08	1,118	$1,055,543	$1,016,393	$39,150

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $170,652,907.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate market value of these securities amounted to $1,188,933 or 0.3% of net assets.

(c)	Non-income producing security.

(d)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Country Breakdown *

August 31, 2008 (unaudited)

Summary

37.8%	United States
10.7%	Japan
7.8%	Germany
7.6%	France
7.5%	United Kingdom
5.9%	Netherlands
4.3%	Canada
2.4%	Italy
1.8%	Norway
1.4%	Switzerland
1.4%	Belgium
1.4%	South Korea
1.1%	Taiwan
6.4%	Other
2.5%	Short-Term Investments

100.0%	Total Investments

*	All data are as of August 31, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: Australia, Brazil, China, Finland, Israel, Russia, Singapore, South Africa, Spain, Sweden and Thailand.

AllianceBernstein Global Value Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$171,492,910	$131,349
Level 2	200,024,716	-0-
Level 3	-0-	-0-

Total	$371,517,626	$131,349

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 11/30/2007	$-0-	$-0-
Accrued discounts /premiums	-0-	-0-
Realized gain (loss)	-0-	-0-	*
Change in unrealized appreciation/depreciation	-0-	-0-
Net purchases (sales)	-0-	-0-
Net transfers in and/or out of Level 3	-0-	-0-

Balance as of 8/31/08	$-0-	$-0-
Net change in unrealized appreciation/depreciation from Investments still held as of 8/31/08	$-0-	$-0-

*	The realized gain (loss) recognized during the period ended 8/31/08 for other financial instruments was $0.

AllianceBernstein International Value Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Financials - 29.7%
Capital Markets - 4.8%
Credit Suisse Group AG (a)	4,715,800	$218,731,485
Deutsche Bank AG (a)	3,197,200	271,527,412

		490,258,897

Commercial Banks - 14.5%
Bank Hapoalim BM	3,542,878	13,780,983
Barclays PLC (a)	29,183,500	186,741,769
BNP Paribas SA (a)	1,944,120	174,397,504
Credit Agricole SA (a)	9,217,940	195,426,805
Hana Financial Group, Inc.	886,400	31,401,113
HBOS PLC (a)	42,057,030	240,732,609
Kookmin Bank	1,131,500	61,902,317
Royal Bank of Scotland Group PLC (London Virt-X) (a)	58,503,373	248,819,269
Societe Generale (a)	2,068,285	199,511,977
Sumitomo Mitsui Financial Group, Inc. (a)	18,925	114,576,120

		1,467,290,466

Consumer Finance - 1.5%
ORIX Corp. (a)	1,260,260	153,527,580

Diversified Financial Services - 3.0%
Fortis (Euronext Amsterdam) (a)	2,154,500	29,763,060
Fortis (Euronext Brussels) (a)	9,109,466	126,131,905
ING Group (a)	4,875,702	151,899,183

		307,794,148

Insurance - 5.7%
Allianz SE (a)	1,606,245	267,559,000
Aviva PLC (a)	10,336,126	96,483,158
Fondiaria-Sai SpA (ordinary shares) (a)	1,944,764	53,884,807
Fondiaria-Sai SpA (saving shares) (a)	184,200	3,444,368
Muenchener Rueckversicherungs AG (a)	1,006,700	156,297,082

		577,668,415

Real Estate Management & Development - 0.2%
Lend Lease Corp. Ltd. (a)	2,111,104	17,353,865

		3,013,893,371

Energy - 16.9%
Oil, Gas & Consumable Fuels - 16.9%
BP PLC (a)	5,272,500	50,677,062
China Petroleum & Chemical Corp.-Class H	151,611,500	146,004,579
ENI SpA (a)	6,890,400	223,505,940
LUKOIL (Sponsored) (ADR)	1,547,950	115,012,685

Nexen, Inc. (a)	1,304,200	40,877,544
Nippon Mining Holdings, Inc. (a)	11,812,500	65,613,563
Petro-Canada (a)	2,759,000	121,995,715
Royal Dutch Shell PLC-Class A (a)	11,850,378	412,407,288
StatoilHydro ASA (a)	6,654,000	204,114,187
Total SA (a)	4,598,700	330,352,813

		1,710,561,376

Materials - 16.3%
Chemicals - 6.4%
BASF SE (a)	4,803,800	277,150,873
Koninklijke Dsm NV (a)	2,341,600	134,769,987
Mitsubishi Chemical Holdings Corp. (a)	21,155,000	119,683,683
Mitsui Chemicals, Inc. (a)	6,588,000	32,516,121
Nova Chemicals Corp. (a)	74,100	2,149,444
Solvay SA-Class A (a)	674,600	82,594,658

		648,864,766

Containers & Packaging - 0.3%
Amcor Ltd. (a)	6,579,272	30,879,236

Metals & Mining - 8.8%
Antofagasta PLC (a)	6,406,758	72,012,452
ArcelorMittal (Euronext Amsterdam) (a)	1,236,900	97,027,303
ArcelorMittal (Euronext Paris) (a)	1,048,595	82,264,238
BHP Billiton Ltd. (a)	3,124,000	109,720,398
Cia Vale do Rio Doce (Sponsored)-Class B (ADR)	4,778,900	113,594,453
JFE Holdings, Inc. (a)	3,907,900	165,147,693
Kazakhmys PLC (a)	3,907,400	91,692,100
Sumitomo Metal Mining Co. Ltd. (a)	4,307,000	54,873,411
Xstrata PLC (a)	1,877,170	104,658,153

		890,990,201

Paper & Forest Products - 0.8%
Stora Enso Oyj-Class R (a)	6,931,100	69,446,431
Svenska Cellulosa AB-Class B (a)	1,545,300	17,555,046

		87,001,477

		1,657,735,680

Consumer Discretionary - 8.3%
Auto Components - 2.3%
Compagnie Generale des Etablissements Michelin-Class B (a)	1,518,200	98,409,691
Hyundai Mobis	1,642,250	136,367,751

		234,777,442

Automobiles - 4.0%
Honda Motor Co. Ltd. (a)	1,682,400	54,640,395
Nissan Motor Co. Ltd. (a)	18,425,500	139,961,695
Renault SA (a)	2,579,000	215,354,695

		409,956,785

Household Durables - 1.0%
Sharp Corp. (a)	7,709,000	98,081,998

Media - 1.0%
Lagardere SCA (a)	1,785,300	99,658,556

		842,474,781

Information Technology - 5.9%
Computers & Peripherals - 3.4%
Asustek Computer, Inc.	44,583,952	102,497,445
Compal Electronics, Inc. (GDR) (b)	6,940,468	30,399,248
Fujitsu Ltd. (a)	16,555,000	114,425,826
Toshiba Corp. (a)	17,502,000	97,623,248

		344,945,767

Semiconductors & Semiconductor Equipment - 2.5%
Hynix Semiconductor, Inc. (c)	4,336,600	76,321,993
Samsung Electronics Co., Ltd.	90,500	42,450,965
United Microelectronics Corp.	336,391,290	140,237,570

		259,010,528

		603,956,295

Telecommunication Services - 5.6%
Diversified Telecommunication Services - 3.6%
China Netcom Group Corp., Ltd.	41,571,500	98,351,486
Deutsche Telekom AG-Class W (a)	4,399,900	72,853,498
Nippon Telegraph & Telephone Corp. (a)	27,901	137,165,235
Tele2 AB-Class B (a)	2,014,301	30,982,243
Telefonica SA (a)	1,133,300	28,002,155

		367,354,617

Wireless Telecommunication Services - 2.0%
Vodafone Group PLC (a)	77,815,865	198,861,805

		566,216,422

Health Care - 5.2%
Health Care Providers & Services - 0.3%
Celesio AG (a)	812,700	31,088,514

Pharmaceuticals - 4.9%
GlaxoSmithKline PLC (a)	8,546,800	201,113,414
Novartis AG (a)	2,258,540	125,819,923
Sanofi-Aventis SA (a)	2,329,182	165,245,075

		492,178,412

		523,266,926

Industrials - 4.6%
Airlines - 1.1%
Air France-KLM (a)	2,342,518	56,358,586
Deutsche Lufthansa AG (a)	2,812,700	60,398,181

		116,756,767

Marine - 2.1%
Mitsui OSK Lines Ltd. (a)	12,396,000	146,918,292
Nippon Yusen KK (a)	8,286,000	66,124,364

		213,042,656

Trading Companies & Distributors - 1.4%
Mitsubishi Corp. (a)	3,567,300	97,990,437
Mitsui & Co. Ltd. (a)	2,441,000	41,617,442

		139,607,879

		469,407,302

Utilities - 3.2%
Electric Utilities - 3.2%
E.ON AG (a)	3,124,200	182,452,285
The Tokyo Electric Power Co. Inc (a)	5,076,200	144,826,473

		327,278,758

Consumer Staples - 2.4%
Food & Staples Retailing - 1.4%
Koninklijke Ahold NV (a)	11,500,080	143,783,038

Food Products - 1.0%
Associated British Foods PLC (a)	6,517,300	95,612,807

		239,395,845

Total Common Stocks (cost $12,051,005,250)		9,954,186,756

NON-CONVERTIBLE - PREFERRED STOCKS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Samsung Electronics Co., Ltd. (cost $63,418,510)	127,600	42,383,110

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (d) (cost $44,625,292)	44,625,292	44,625,292

Total Investments - 98.9% (cost $12,159,049,052)		10,041,195,158
Other assets less liabilities - 1.1%		110,781,096

Net Assets - 100.0%		$10,151,976,254

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	1,057	September 2008	$55,455,129	$52,304,164	$(3,150,965)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at August 31, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Canadian Dollar settling 12/15/08	39,253	$37,648,063	$36,933,350	$(714,713)
Canadian Dollar settling 12/15/08	39,069	37,319,464	36,760,224	(559,240)
Canadian Dollar settling 12/15/08	44,176	42,101,250	41,565,426	(535,824)
Canadian Dollar settling 12/15/08	63,751	59,900,590	59,983,645	83,055
Euro settling 12/15/08	287,796	442,637,443	419,872,530	(22,764,913)
Euro settling 12/15/08	172,968	265,230,861	252,347,190	(12,883,671)
Euro settling 12/15/08	185,411	283,380,319	270,500,583	(12,879,736)
Norwegian Krone settling 12/15/08	671,305	127,882,234	122,500,470	(5,381,764)
Norwegian Krone settling 12/15/08	705,474	134,003,343	128,735,667	(5,267,676)
Norwegian Krone settling 12/15/08	739,625	140,407,045	134,967,579	(5,439,466)
Swedish Krona settling 12/15/08	1,064,007	173,037,404	163,909,723	(9,127,681)
Swedish Krona settling 12/15/08	1,097,824	178,439,493	169,119,214	(9,320,279)
Swedish Krona settling 12/15/08	1,143,495	185,701,038	176,154,808	(9,546,230)

Sale Contracts:
Australian Dollar settling 12/15/08	101,992	86,833,949	86,502,470	331,479
British Pound settling 12/15/08	86,575	167,684,953	156,630,485	11,054,468
British Pound settling 12/15/08	89,885	173,699,167	162,618,898	11,080,269
British Pound settling 12/15/08	93,259	179,689,576	168,723,100	10,966,476
Japanese Yen settling 12/15/08	49,647,430	462,891,520	459,009,456	3,882,064
Japanese Yen settling 12/15/08	37,280,321	344,349,602	344,670,809	(321,207)
Japanese Yen settling 12/15/08	42,307,809	$389,295,064	$391,151,856	$(1,856,792)
Swiss Franc settling 12/15/08	114,916	109,087,457	104,472,149	4,615,308
Swiss Franc settling 12/15/08	112,874	106,822,505	102,615,731	4,206,774
Swiss Franc settling 12/15/08	118,076	111,479,743	107,344,960	4,134,783

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $8,845,864,166.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the market value of this security amounted to $30,399,248 or 0.3% of net assets.

(c)	Non-income producing security.

(d)	Investment in affiliated money market mutual fund.

An amount equivalent to U.S. $3,898,980 has been segregated to collateralize margin requirements for the open futures contract at August 31, 2008.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Country Breakdown *

AllianceBernstein International Value Fund

August 31, 2008 (unaudited)

Summary

18.4%	Japan
15.8%	United Kingdom
15.3%	France
13.1%	Germany
10.5%	Netherlands
3.9%	South Korea
3.4%	Switzerland
2.8%	Italy
2.7%	Taiwan
2.4%	China
2.1%	Belgium
2.0%	Norway
1.6%	Canada
5.5%	Other
0.5%	Short-Term Investments

100.0%	Total Investments

*	All data are as of August 31, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.6% or less in the following countries: Australia, Brazil, Finland, Israel, Russia, Spain and Sweden.

AllianceBernstein International Value Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$440,083,609	$(3,150,965)
Level 2	9,601,111,549	-0-
Level 3	-0-	-0-

Total	$10,041,195,158	$(3,150,965)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 11/30/2007	$-0-	$-0-
Accrued discounts /premiums	-0-	-0-
Realized gain (loss)	-0-	-0-	*
Change in unrealized appreciation/depreciation	-0-	-0-
Net purchases (sales)	-0-	-0-
Net transfers in and/or out of Level 3	-0-	-0-

Balance as of 8/31/08	$-0-	$-0-
Net change in unrealized appreciation/depreciation from Investments still held as of 8/31/08	$-0-	$-0-

*	The realized gain (loss) recognized during the period ended 8/31/08 for other financial instruments was $0.

AllianceBernstein Small-Mid Cap Value Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Financials - 23.5%
Commercial Banks - 5.8%
Central Pacific Financial Corp.	537,279	$6,393,620
The South Financial Group, Inc.	936,300	6,366,840
Susquehanna Bancshares, Inc.	424,100	6,777,118
Synovus Financial Corp.	687,500	6,325,000
Trustmark Corp.	613,414	11,771,415
UnionBanCal Corp.	111,500	8,215,320
Webster Financial Corp.	651,700	13,894,244
Whitney Holding Corp.	335,037	7,253,551

		66,997,108

Insurance - 8.5%
Arch Capital Group Ltd. (a)	299,600	20,900,096
Aspen Insurance Holdings, Ltd.	647,300	17,541,830
Fidelity National Financial, Inc.-Class A	645,000	9,049,350
Old Republic International Corp.	815,750	8,916,148
PartnerRe Ltd.	51,186	3,527,227
Platinum Underwriters Holdings, Ltd.	555,125	20,067,769
RenaissanceRe Holdings Ltd.	114,000	5,780,940
StanCorp Financial Group, Inc.	270,500	13,257,205

		99,040,565

Real Estate Investment Trusts (REITs) - 5.3%
Alexandria Real Estate Equities, Inc.	81,500	8,778,365
Digital Realty Trust, Inc.	301,500	13,829,805
Home Properties, Inc.	201,177	10,612,087
Mid-America Apartment Communities, Inc.	158,800	7,965,408
Strategic Hotels & Resorts, Inc.	258,400	2,382,448
Sunstone Hotel Investors, Inc.	332,700	4,717,686
Tanger Factory Outlet Centers	184,500	7,402,140
Taubman Centers, Inc.	119,900	5,819,946

		61,507,885

Thrifts & Mortgage Finance - 3.9%
Astoria Financial Corp.	494,350	10,801,547
First Niagara Financial Group, Inc.	806,500	12,065,240
Provident Financial Services, Inc.	1,037,700	15,824,925
Washington Federal, Inc.	382,000	6,581,860

		45,273,572

		272,819,130

Industrials - 18.6%
Aerospace & Defense - 0.5%
Goodrich Corp.	107,800	5,524,750

Airlines - 1.5%
Alaska Air Group, Inc. (a)	368,900	7,750,589
Continental Airlines, Inc.-Class B (a)	324,900	5,279,625
Skywest, Inc.	279,200	4,771,528

		17,801,742

Building Products - 0.4%
Quanex Building Products Corp.	310,700	5,114,122

Commercial Services & Supplies - 4.2%
IKON Office Solutions, Inc.	1,245,000	21,550,950
Kelly Services, Inc.-Class A	688,600	13,317,524
United Stationers, Inc. (a)	285,000	14,130,300

		48,998,774

Electrical Equipment - 2.7%
Acuity Brands, Inc.	191,200	8,319,112
Cooper Industries Ltd.-Class A	157,600	7,508,064
EnerSys (a)	166,300	4,676,356
Regal-Beloit Corp.	238,300	11,188,185

		31,691,717

Machinery - 2.7%
AGCO Corp. (a)	89,800	5,534,374
Briggs & Stratton Corp.	490,775	7,361,625
Mueller Industries, Inc.	460,300	12,911,415
Terex Corp. (a)	110,400	5,552,016

		31,359,430

Road & Rail - 5.4%
Arkansas Best Corp.	243,900	8,443,818
Avis Budget Group, Inc. (a)	875,000	6,667,500
Con-way, Inc.	200,000	9,820,000
Hertz Global Holdings, Inc. (a)	792,100	7,532,871
Ryder System, Inc.	287,000	18,517,240
Werner Enterprises, Inc.	490,100	11,179,181

		62,160,610

Trading Companies & Distributors - 1.2%
GATX Corp.	312,900	13,714,407

		216,365,552

Materials - 12.1%
Chemicals - 7.8%
Arch Chemicals, Inc.	233,195	8,558,256
Ashland, Inc.	321,600	13,163,088
Chemtura Corp.	1,740,000	11,466,600
Cytec Industries, Inc.	267,800	13,604,240
Lubrizol Corp.	40,800	2,161,992
Methanex Corp.	324,800	8,191,456
Rockwood Holdings, Inc. (a)	618,100	23,395,085
Westlake Chemical Corp.	538,800	10,226,424

		90,767,141

Containers & Packaging - 2.3%
Aptargroup, Inc.	259,000	10,461,010
Silgan Holdings, Inc.	175,300	9,175,202
Sonoco Products Co.	193,800	6,697,728

		26,333,940

Metals & Mining - 2.0%
Commercial Metals Co.	472,100	12,288,763
Reliance Steel & Aluminum Co.	122,300	6,972,323
Steel Dynamics, Inc.	177,800	4,414,774

		23,675,860

		140,776,941

Consumer Discretionary - 10.6%
Auto Components - 2.5%
ArvinMeritor, Inc.	942,000	14,139,420
Autoliv, Inc.	112,000	4,299,680
TRW Automotive Holdings Corp. (a)	566,625	10,867,867

		29,306,967

Automobiles - 1.2%
Thor Industries, Inc.	582,400	13,383,552

Hotels, Restaurants & Leisure - 0.7%
Boyd Gaming Corp.	642,229	7,828,772

Household Durables - 0.7%
Furniture Brands International, Inc.	502,500	4,497,375
KB Home	155,000	3,224,000

		7,721,375

Leisure, Equipment & Products - 1.9%
Brunswick Corp.	740,950	10,217,701
Callaway Golf Co.	915,800	12,436,564

		22,654,265

Media - 0.4%
Gannett Co., Inc.	287,900	5,121,741

Multiline Retail - 0.3%
Dillard’s, Inc.-Class A	252,700	3,226,979

Specialty Retail - 2.3%
AutoNation, Inc. (a)	577,661	6,556,452
Foot Locker, Inc.	470,600	7,666,074
Men’s Wearhouse, Inc.	583,100	12,769,890

		26,992,416

Textiles, Apparel & Luxury Goods - 0.6%
Jones Apparel Group, Inc.	365,100	7,250,886

		123,486,953

Information Technology - 10.0%
Communications Equipment - 0.9%
CommScope, Inc. (a)	211,600	10,362,052

Computers & Peripherals - 0.6%
Lexmark International, Inc.-Class A (a)	193,600	6,963,792

Electronic Equipment & Instruments - 5.5%
Anixter International, Inc. (a)	92,000	6,790,520
Arrow Electronics, Inc. (a)	368,125	12,218,069
Benchmark Electronics, Inc. (a)	347,397	5,728,576
Ingram Micro, Inc.-Class A (a)	635,000	12,007,850
Insight Enterprises, Inc. (a)	690,600	11,491,584
Tech Data Corp. (a)	271,400	9,265,596
Vishay Intertechnology, Inc. (a)	774,400	6,884,416

		64,386,611

IT Services - 0.3%
Convergys Corp. (a)	236,839	3,493,375

Semiconductors & Semiconductor Equipment - 2.7%
Amkor Technology, Inc. (a)	969,200	7,278,692
Siliconware Precision Industries Co. (Sponsored) (ADR)	983,200	6,764,416
Spansion, Inc.-Class A (a)	693,000	1,559,250
Teradyne, Inc. (a)	973,300	9,080,889
Zoran Corp. (a)	715,800	6,370,620

		31,053,867

		116,259,697

Consumer Staples - 7.8%
Food & Staples Retailing - 2.5%
Ruddick Corp.	582,200	18,537,248
Supervalu, Inc.	473,290	10,975,595

		29,512,843

Food Products - 3.9%
Corn Products International, Inc.	104,600	4,685,034
Del Monte Foods Co.	1,678,200	14,298,264
Smithfield Foods, Inc. (a)	759,000	15,263,490
Tyson Foods, Inc.-Class A	732,400	10,634,448

		44,881,236

Tobacco - 1.4%
Universal Corp.	312,100	16,204,232

		90,598,311

Health Care - 6.2%
Health Care Providers & Services - 5.3%
AMERIGROUP Corp. (a)	455,400	11,785,752
Apria Healthcare Group, Inc. (a)	283,900	5,615,542
LifePoint Hospitals, Inc. (a)	317,517	10,713,024
Molina Healthcare, Inc. (a)	446,515	14,051,827
Omnicare, Inc.	235,100	7,581,975
Universal Health Services, Inc.-Class B	180,500	11,151,290

		60,899,410

Life Sciences Tools & Services - 0.9%
PerkinElmer, Inc.	378,400	10,750,344

		71,649,754

Utilities - 5.8%
Electric Utilities - 1.7%
Allegheny Energy, Inc.	99,800	4,523,934
Northeast Utilities	556,700	14,969,663

		19,493,597

Gas Utilities - 1.0%
Atmos Energy Corp.	405,146	11,157,721

Independent Power Producers & Energy Traders - 1.6%
Constellation Energy Group, Inc.	86,125	5,745,399
Reliant Energy, Inc. (a)	774,500	13,189,735

		18,935,134

Multi-Utilities - 1.5%
Puget Energy, Inc.	241,300	6,732,270
Wisconsin Energy Corp.	225,050	10,525,588

		17,257,858

		66,844,310

Energy - 3.6%
Energy Equipment & Services - 2.5%
Helmerich & Payne, Inc.	130,000	7,425,600
Oil States International, Inc. (a)	274,500	15,270,435
Rowan Cos., Inc.	157,300	5,810,662

		28,506,697

Oil, Gas & Consumable Fuels - 1.1%
Cimarex Energy Co.	161,300	8,958,602
Hess Corp.	37,100	3,884,741

		12,843,343

		41,350,040

Total Common Stocks (cost $1,210,487,905)		1,140,150,688

SHORT-TERM INVESTMENTS - 1.8%
Investment Companies - 1.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $20,880,603)	20,880,603	20,880,603

Total Investments - 100.0% (cost $1,231,368,508)		1,161,031,291
Other assets less liabilities - 0.0%		(62,343)

Net Assets - 100.0%		$1,160,968,948

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Small-Mid Cap Value Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$1,161,031,291	$-0-
Level 2	-0-	-0-
Level 3	-0-	-0-

Total	$1,161,031,291	$-0-

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 11/30/2007	$-0-	$-0-
Accrued discounts /premiums	-0-	-0-
Realized gain (loss)	-0-	-0-	*
Change in unrealized appreciation/depreciation	-0-	-0-
Net purchases (sales)	-0-	-0-
Net transfers in and/or out of Level 3	-0-	-0-

Balance as of 8/31/08	$-0-	$-0-
Net change in unrealized appreciation/depreciation from Investments still held as of 8/31/08	$-0-	$-0-

*	The realized gain (loss) recognized during the period ended 8/31/08 for other financial instruments was $0.

AllianceBernstein Value Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.7%
Financials - 25.6%
Capital Markets - 2.4%
Deutsche Bank AG	48,700	$4,133,169
The Goldman Sachs Group, Inc.	24,900	4,082,853
Lehman Brothers Holdings, Inc.	54,900	883,341
Merrill Lynch & Co., Inc.	25,400	720,090
Morgan Stanley	271,800	11,097,594

		20,917,047

Commercial Banks - 3.8%
Comerica, Inc.	94,200	2,646,078
Fifth Third Bancorp	239,100	3,772,998
Keycorp	193,700	2,326,337
National City Corp.	292,200	1,472,688
SunTrust Banks, Inc.	76,600	3,208,774
U.S. Bancorp	122,700	3,909,222
Wachovia Corp.	426,200	6,772,318
Wells Fargo & Co.	280,800	8,499,816

		32,608,231

Consumer Finance - 0.3%
Discover Financial Services	163,300	2,686,285

Diversified Financial Services - 7.8%
Bank of America Corp.	844,900	26,310,186
Citigroup, Inc.	758,700	14,407,713
JP Morgan Chase & Co.	683,000	26,288,670

		67,006,569

Insurance - 10.6%
ACE Ltd.	140,200	7,375,922
Allstate Corp.	219,100	9,887,983
American International Group, Inc.	545,800	11,729,242
Chubb Corp.	159,500	7,657,595
Fidelity National Financial, Inc.-Class A	219,500	3,079,585
Genworth Financial, Inc.-Class A	289,600	4,648,080
Hartford Financial Services Group, Inc.	116,900	7,374,052
MetLife, Inc.	143,400	7,772,280
Old Republic International Corp.	273,000	2,983,890
PartnerRe Ltd.	16,000	1,102,560
RenaissanceRe Holdings Ltd.	74,800	3,793,108
Safeco Corp.	65,300	4,414,280
The Travelers Co., Inc.	245,800	10,854,528
Unum Group	308,300	7,833,903
XL Capital Ltd.-Class A	68,200	1,370,820

		91,877,828

Thrifts & Mortgage Finance - 0.7%
Federal Home Loan Mortgage Corp.	171,300	772,563
Federal National Mortgage Association	333,300	2,279,772
Washington Mutual, Inc.	213,300	863,865
Washington Mutual, Inc.(Private Placement)	500,700	2,027,835

		5,944,035

		221,039,995

Energy - 18.2%
Oil, Gas & Consumable Fuels - 18.2%
Anadarko Petroleum Corp.	19,500	1,203,735
Apache Corp.	83,700	9,573,606
BP PLC (Sponsored) (ADR)	90,300	5,203,989
Chevron Corp.	369,600	31,903,872
ConocoPhillips	290,000	23,927,900
Devon Energy Corp.	103,100	10,521,355
Exxon Mobil Corp.	603,500	48,286,035
Marathon Oil Corp.	109,600	4,939,672
Occidental Petroleum Corp.	50,900	4,039,424
Royal Dutch Shell PLC (ADR)	68,200	4,741,264
Sunoco, Inc.	54,600	2,423,148
Total SA (Sponsored) (ADR)	79,900	5,743,212
Valero Energy Corp.	124,200	4,317,192

		156,824,404

Health Care - 9.9%
Biotechnology - 0.6%
Amgen, Inc. (a)	92,700	5,826,195

Health Care Providers & Services - 1.7%
AmerisourceBergen Corp.-Class A	53,700	2,202,237
Cardinal Health, Inc.	99,000	5,443,020
McKesson Corp.	120,600	6,968,268

		14,613,525

Pharmaceuticals - 7.6%
Johnson & Johnson	205,000	14,438,150
Merck & Co., Inc.	329,500	11,753,265
Pfizer, Inc.	1,343,700	25,678,107
Sanofi-Aventis SA (ADR)	125,500	4,448,975
Schering-Plough Corp.	265,300	5,146,820
Wyeth	92,000	3,981,760

		65,447,077

		85,886,797

Consumer Staples - 9.8%
Beverages - 1.3%
The Coca-Cola Co.	16,100	838,327
Coca-Cola Enterprises, Inc.	218,300	3,726,381
Molson Coors Brewing Co.-Class B	56,100	2,673,165
Pepsi Bottling Group, Inc.	126,100	3,730,038

		10,967,911

Food & Staples Retailing - 2.4%
The Kroger Co.	245,400	6,777,948
Safeway, Inc.	228,300	6,013,422
Supervalu, Inc.	215,500	4,997,445
Wal-Mart Stores, Inc.	55,000	3,248,850

		21,037,665

Food Products - 2.0%
ConAgra Foods, Inc.	149,400	3,177,738
Del Monte Foods Co.	244,400	2,082,288
Kraft Foods, Inc.-Class A	78,300	2,467,233
Sara Lee Corp.	377,900	5,101,650
Tyson Foods, Inc.-Class A	268,900	3,904,428

		16,733,337

Household Products - 2.7%
Procter & Gamble Co.	337,600	23,554,352

Tobacco - 1.4%
Altria Group, Inc.	236,800	4,979,904
Philip Morris International, Inc.	135,000	7,249,500

		12,229,404

		84,522,669

Consumer Discretionary - 9.1%
Auto Components - 0.7%
Autoliv, Inc.	93,000	3,570,270
Magna International, Inc.-Class A	49,300	2,823,411

		6,393,681

Automobiles - 0.3%
General Motors Corp.	244,800	2,448,000

Household Durables - 1.0%
Black & Decker Corp.	56,200	3,554,650
Centex Corp.	112,300	1,821,506
KB Home	121,200	2,520,960
Newell Rubbermaid, Inc.	58,950	1,066,995
Pulte Homes, Inc.	8,281	120,157

		9,084,268

Leisure, Equipment & Products - 0.3%
Brunswick Corp.	167,200	2,305,688

Media - 3.0%
CBS Corp.-Class B	314,500	5,088,610
Gannett Co., Inc.	184,200	3,276,918
Time Warner, Inc.	577,600	9,455,312
Viacom, Inc.-Class B (a)	158,000	4,657,840
The Walt Disney Co.	95,000	3,073,250

		25,551,930

Multiline Retail - 0.7%
Macy’s, Inc.	304,300	6,335,526

Specialty Retail - 2.2%
The Gap, Inc.	384,600	7,480,470
Home Depot, Inc.	273,900	7,428,168
Limited Brands, Inc.	188,900	3,929,120

		18,837,758

Textiles, Apparel & Luxury Goods - 0.9%
Jones Apparel Group, Inc.	264,100	5,245,026
VF Corp.	30,200	2,393,350

		7,638,376

		78,595,227

Telecommunication Services - 7.7%
Diversified Telecommunication Services - 6.1%
AT&T, Inc.	1,005,900	32,178,741
Verizon Communications, Inc.	584,000	20,510,080

		52,688,821

Wireless Telecommunication Services - 1.6%
Sprint Nextel Corp.	881,800	7,689,296
Vodafone Group PLC (ADR)	228,900	5,848,395

		13,537,691

		66,226,512

Industrials - 6.2%
Aerospace & Defense - 0.5%
Northrop Grumman Corp.	67,800	4,668,030

Commercial Services & Supplies - 0.3%
Allied Waste Industries, Inc. (a)	168,300	2,261,952

Industrial Conglomerates - 4.6%
3M Co.	40,500	2,899,800
General Electric Co.	1,238,900	34,813,090
Tyco International Ltd.	50,000	2,144,000

		39,856,890

Machinery - 0.7%
Caterpillar, Inc.	79,400	5,615,962

Road & Rail - 0.1%
Avis Budget Group, Inc. (a)	144,100	1,098,042

		53,500,876

Materials - 6.1%
Chemicals - 3.1%
Ashland, Inc.	42,600	1,743,618
Dow Chemical Co.	294,300	10,044,459
E.I. Du Pont de Nemours & Co.	222,300	9,879,012
Eastman Chemical Co.	68,200	4,113,824
Lubrizol Corp.	19,400	1,028,006

		26,808,919

Containers & Packaging - 1.4%
Ball Corp.	116,800	5,363,456
Owens-Illinois, Inc. (a)	118,300	5,276,180
Smurfit-Stone Container Corp. (a)	316,700	1,599,335

		12,238,971

Metals & Mining - 1.6%
Alcoa, Inc.	220,000	7,068,600
ArcelorMittal	82,000	6,446,840

		13,515,440

		52,563,330

Information Technology - 3.4%
Communications Equipment - 0.3%
Motorola, Inc.	297,255	2,800,142

Computers & Peripherals - 0.6%
Lexmark International, Inc.-Class A (a)	98,700	3,550,239
Western Digital Corp. (a)	63,800	1,739,188

		5,289,427

Electronic Equipment & Instruments - 2.5%
Arrow Electronics, Inc. (a)	143,900	4,776,041
Avnet, Inc. (a)	165,500	4,857,425
Flextronics International Ltd. (a)	466,800	4,163,856
Ingram Micro, Inc.-Class A (a)	176,300	3,333,833
Sanmina-SCI Corp. (a)	481,000	1,130,350
Tech Data Corp. (a)	70,000	2,389,800
Vishay Intertechnology, Inc. (a)	44,700	397,383

		21,048,688

		29,138,257

Utilities - 1.7%
Electric Utilities - 0.5%
Pinnacle West Capital Corp.	114,600	4,032,774

Independent Power Producers & Energy Traders - 0.3%
Reliant Energy, Inc. (a)	159,800	2,721,394

Multi-Utilities - 0.9%
CMS Energy Corp.	69,750	946,508
Dominion Resources, Inc.	139,400	6,068,082
Wisconsin Energy Corp.	23,800	1,113,126

		8,127,716

		14,881,884

Total Common Stocks (cost $976,777,287)		843,179,951

SHORT-TERM INVESTMENTS - 3.8%
Investment Companies - 3.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $32,451,916)	32,451,916	32,451,916

Total Investments - 101.5% (cost $1,009,229,203)		875,631,867
Other assets less liabilities - (1.5)%		(12,667,944)

Net Assets - 100.0%		$862,963,923

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Value Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$873,604,032	$-0-
Level 2	-0-	-0-
Level 3	2,027,835	-0-

Total	$875,631,867	$-0-

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 11/30/2007	$-0-	$-0-
Accrued discounts /premiums	-0-	-0-
Realized gain (loss)	-0-	-0-	*
Change in unrealized appreciation/depreciation	(2,353,290)	-0-
Net purchases (sales)	4,381,125	-0-
Net transfers in and/or out of Level 3	-0-	-0-

Balance as of 8/31/08	$2,027,835	$-0-
Net change in unrealized appreciation/depreciation from Investments still held as of 8/31/08	$(2,353,290)	$-0-

*	The realized gain (loss) recognized during the period ended 8/31/08 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 24, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 24, 2008